Note Loans (Changes in the carrying amount and the accretable yield for the acquired loans in the Westernbank FDIC-assisted transaction) (Detail) - Westernbank Puerto Rico - Acquired loans in an FDIC assisted transaction - ASC Subtopic 310-30 - USD ($)
$ in Thousands
		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015
Accretable yield
Beginning Balance		$ 1,112,458		$ 1,271,337
Accretion		(169,748)		(202,966)
Change In Expected Cash Flows		67,377		44,087
Ending Balance		1,010,087		1,112,458
Carrying amount of loans
Beginning Balance		1,974,501	[1]	2,444,172
Accretion		169,748		202,966
Collections		(405,920)	[2]	(672,637)
Ending Balance	[1]	1,738,329	[3]	1,974,501
Less: Allowance for loan losses		(68,877)		(63,563)
Carrying amount, net of allowance		1,669,452		1,910,938
Non-credit Impaired Loans
Accretable yield
Beginning Balance		1,105,732		1,265,752
Accretion		(162,983)		(192,826)
Change In Expected Cash Flows		59,159		32,806
Ending Balance		1,001,908		1,105,732
Carrying amount of loans
Beginning Balance		1,898,146	[1]	2,272,142
Accretion		162,983		192,826
Collections		(365,748)	[2]	(566,822)
Ending Balance	[1]	1,695,381	[3]	1,898,146
Less: Allowance for loan losses		(61,855)		(59,753)
Carrying amount, net of allowance		1,633,526		1,838,393
Credit Impaired Loans
Accretable yield
Beginning Balance		6,726		5,585
Accretion		(6,765)		(10,140)
Change In Expected Cash Flows		8,218		11,281
Ending Balance		8,179		6,726
Carrying amount of loans
Beginning Balance		76,355	[1]	172,030
Accretion		6,765		10,140
Collections		(40,172)	[2]	(105,815)
Ending Balance	[1]	42,948	[3]	76,355
Less: Allowance for loan losses		(7,022)		(3,810)
Carrying amount, net of allowance		$ 35,926		$ 72,545

[1]
The carrying amount of loans acquired from Westernbank and accounted for under ASC 310-30 which remains subject to the loss sharing agreement with the FDIC amounted to approximately $563 million as of December 31, 2016 and $636 million as of December 31, 2015.

[2]	For the year ended December 31, 2016, includes the impact of the bulk sale of loans with a carrying value of approximately $99 million.
[3]
The carrying amount of loans acquired from Westernbank and accounted for under ASC 310-30 which remain subject to the loss sharing agreement with the FDIC amounted to approximately $563 million as of December 31, 2016 (December 31, 2015- $636 million).